Funded Status of the Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 705,482	$ 663,880
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	17,903	(126,086)	(155,308)
Pension Plans, Defined Benefit [Member] | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(653,396)	(751,605)	(706,449)
Pension Plans, Defined Benefit [Member] | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	671,299	625,519	551,141
Other Pension Plans Defined Benefit Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,912)	(9,434)	(8,057)
Other Pension Plans Defined Benefit Member | Change In Benefit Obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(36,096)	(40,051)	(36,439)
Other Pension Plans Defined Benefit Member | Change In Fair Value Of Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	34,183	30,616	28,382
Other Pension Plans Defined Benefit Member | Tax Qualified Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(33,679)	(37,461)
Fair value of plan assets at end of year	34,183	30,616
Defined Benefit Plan, Amounts Recognized in Balance Sheet	504	(6,845)
Other Pension Plans Defined Benefit Member | Benefit Restoration Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(2,416)	(2,589)
Fair value of plan assets at end of year	0	0
Defined Benefit Plan, Amounts Recognized in Balance Sheet	$ (2,416)	$ (2,589)